Inventories (Details) - Schedule of current inventory and non-current inventory - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of current inventory and non-current inventory [Abstract]
Finished goods	$ 2,772,167	$ 2,302,443
Work-in-process	355,830	96,174
Billets	2,255,933	2,232,736
Raw materials and supplies	5,092,292	2,817,090
Materials, spare parts and rollers	1,271,891	1,233,282
Materials in-transit	0	391,874
Current Inventories, net	11,748,113	9,073,599
Coke	1,303,975	952,690
Spare parts	62,092	72,139
Rollers	162,263	185,498
Finished goods	353,095	353,095
Long-term inventories, gross	1,881,425	1,563,422
Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
Non-current inventories, net	$ 1,528,330	$ 1,210,327